Principal Activities Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash equivalents original maturity period to be considered as highly liquid	3 months
Operating lease, carrying amount of land and buildings	$ 1,677	$ 1,949	$ 4,288
Operating lease, rental income	74	74	72
Operating lease, minimum rental income to be received through September 2016	209
Advertising expenses	676	3,200	3,500
Prepaid advertising	1	1
Property Available for Operating Lease
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Operating lease, carrying amount of land and buildings	$ 1,200	$ 1,200
Minimum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	6 months
Minimum | Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	6 months
Maximum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	9 years
Maximum | Capitalized software development cost
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	5 years
Prepaid Licensing and Royalty Fees | Minimum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	2 years
Prepaid Licensing and Royalty Fees | Maximum
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible assets, useful life	5 years